Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash and cash equivalents	$ 983,188	$ 471,632
Short-term interest-bearing investments	752
Accounts receivable, net	861,033	987,858
Prepaid expenses and other current assets	229,604	216,084
Total current assets	2,074,577	1,675,574
Property and equipment, net	607,951	525,314
Lease assets	295,494
Goodwill	2,578,645	2,462,835
Intangible assets, net	296,334	205,162
Other noncurrent assets	488,620	423,941
Total assets	6,341,621	5,292,826
Current liabilities:
Accounts payable	110,142	176,508
Accrued expenses and other current liabilities	593,608	647,657
Accrued personnel costs	226,509	265,583
Short-term financing arrangements	100,000
Lease liabilities	59,100
Deferred revenue	126,841	118,182
Total current liabilities	1,216,200	1,207,930
Deferred income taxes and taxes payable	258,487	207,508
Lease liabilities	230,076
Long-term debt, net of unamortized debt issuance costs	644,023
Other noncurrent liabilities	327,680	334,922
Total liabilities	2,676,466	1,750,360
Amdocs Limited Shareholders' equity:
Preferred Shares — Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares — Authorized 700,000 shares; £0.01 par value; 279,578 and 277,148 issued and 131,535 and 134,773 outstanding, in 2020 and 2019, respectively	4,483	4,452
Additional paid-in capital	3,807,915	3,667,662
Treasury stock, at cost — 148,043 and 142,375 ordinary shares in 2020 and 2019, respectively	(5,543,321)	(5,182,409)
Accumulated other comprehensive income (loss)	11,662	(2,547)
Retained earnings	5,341,907	5,012,799
Total Amdocs Limited shareholders' equity	3,622,646	3,499,957
Noncontrolling interests	42,509	42,509
Total equity	3,665,155	3,542,466
Total liabilities and equity	$ 6,341,621	$ 5,292,826